OTHER CURRENT LIABILITIES - Summary of Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Other Liabilities Disclosure [Abstract]
Accrued compensation	$ 13,996	$ 13,019
Accrued restructuring and other exit costs	1,371	5,660
Deferred revenue	6,020	5,345
Accrued non-income taxes	3,885	4,512
Current portion of pension	2,058	2,148
Accrued customer rebates	4,814	2,541
Other current liabilities	11,090	15,489
Total	$ 43,234	$ 48,714